Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
Note 1. Organization and Nature of Operations
The Company
Ra Medical Systems, Inc. (the “Company”) is a medical device company that develops, manufactures and markets an advanced excimer laser and single-use
catheter system, together referred to as “DABRA”, used by physicians as a tool in the treatment of peripheral artery disease (“PAD”). The Company was formed on September 4, 2002 in the state of California and reincorporated in Delaware on July 14, 2018.
On August 16, 2021, the Company completed the sale of its Pharos dermatology business (the “Dermatology Business”). As a result, the Company has reported the operating results of the Dermatology Business as discontinued operations in the condensed statements of operations for all periods presented. In addition, the related assets and liabilities associated with the Dermatology Business were reported as assets of discontinued operations and liabilities of discontinued operations in the condensed balance sheets. Unless otherwise noted, discussion within these notes to the unaudited condensed financial statements relates to continuing operations. See
Note 3. Discontinued Operations
for additional information.
Reverse Stock Split
On November 16, 2020, the Company filed a certificate of amendment to the Certificate of Incorporation with the Secretary of State of the State of Delaware to affect a reverse stock split of the Company’s common stock at a ratio of one-for-twenty-five
(“Reverse Stock Split”). The Reverse Stock Split became effective as of 4:01 p.m. Eastern time on November 16, 2020, and the Company’s common stock began trading on the New York Stock Exchange on a post-split basis on November 17, 2020. Unless otherwise noted, all share and per share numbers contained in these financial statements are reflected on a post-split basis.
COVID-19
and Market Conditions
The global spread of the novel coronavirus
(“COVID-19”)
has created significant volatility, uncertainty and economic disruption. The ultimate effects of
COVID-19
on the Company’s business, operations and financial condition are unknown at this time. In the near term, the Company expects that enrollment in its atherectomy clinical trial will continue to be slowed, as patients elect to postpone voluntary treatments and many physicians’ offices have been either closed or operating at a reduced capacity. The Company’s manufacturing facility located in Carlsbad, California is currently operational. The Company has experienced delays in receiving shipments of parts which has had an impact on the timing of its key engineering efforts but has not affected its ability to support its atherectomy clinical study. However, the extent to which
COVID-19
impacts its business will depend on future developments which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of
COVID-19
and the actions to contain it or treat its impact, among others. The Company is also experiencing increased difficulty in attracting and retaining key personnel due to a tight labor market.
Going Concern
The Company has experienced recurring net losses from operations and negative cash flows from operating activities, has a significant accumulated deficit and expects to continue to incur net losses into the foreseeable future. The Company had an accumulated deficit of $170.0 million at September 30, 2021. For the nine months ended September 30, 2021, the Company used cash of $21.9 million in operating activities from continuing and discontinued operations. As of September 30, 2021, the Company had cash and cash equivalents of $20.6 million.

Management expects operating losses and negative cash flows to continue for the foreseeable future with the Company’s reduced commercial footprint, and as the Company continues to incur costs related to its atherectomy clinical trial, engineering efforts to improve the shelf life of its catheters and develop next generation products and legal costs associated with ongoing litigation. In September 2020, the Company paused commercial sales of the DABRA catheter not being used for the atherectomy clinical trial while it conducted further studies on the stability of its shelf life. The Company submitted additional test data with respect to the DABRA catheter shelf life in March 2021, which was cleared by the U.S. Food and Drug Administration in July 2021. Although eligible, the Company has not resumed commercial sales and is evaluating its commercial catheter strategy. The Company also expects the
COVID-19
pandemic to have a continued negative impact on the timing of enrollment in its atherectomy clinical trial as well as the Company’s ability to secure additional financing in a timely manner or on favorable terms, if at all.
Management believes that, based on the Company’s liquidity resources, there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of the financial statements.
Although the Company bolstered its liquidity resources in 2021 and 2020, has an effective shelf registration statement and an “at the market” (“ATM”) offering to allow it to raise additional capital when the opportunities permit and may receive additional funds from the exercise of its warrants depending on market conditions, management has concluded that the aforementioned conditions, including the ongoing uncertainty related to the negative impacts of the
COVID-19
pandemic, continue to raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of the financial statements. Management plans to address this uncertainty by raising additional funds, if necessary, through public or private equity or debt financings as well as by engaging in regular and ongoing reviews of its business model and strategic options to help ensure that the Company is focusing its cash resources on advancing its key corporate initiatives. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

Note 1—Organization and Nature of Operations
Ra Medical Systems, Inc. (the “Company”) was formed in September 4, 2002, in the state of California and reincorporated in Delaware on July 14, 2018. The Company is a medical device company that develops, manufactures and markets advanced excimer laser systems for use in the treatment of vascular and dermatological diseases. The Company’s product development centers around proprietary applications of its advanced excimer laser technology for use as a tool in the treatment of peripheral artery disease (“PAD”) and psoriasis, vitiligo, atopic dermatitis and leukoderma.
Reincorporation
—In July 2018, the Company reincorporated in Delaware, the par value of each share of common stock was established to be $0.0001 and the number of authorized shares of common stock was increased from 10,000,000 to 25,000,000. In connection with the reincorporation, common stock and additional paid-in
capital amounts in these financial statements have been adjusted to reflect the par value of common stock. All share information included in these financial statements has been adjusted to reflect this reincorporation.
Initial Public Offering—
On October 1, 2018, the Company closed its initial public offering (“IPO”). The Company’s registration statement on Form
S-1
relating to its IPO was declared effective by the Securities and Exchange Commission on September 26, 2018.
In October 2018, in connection with the IPO, the Company filed an Amended and Restated Certificate of Incorporation which authorizes the issuance of 300,000,000 shares of common stock with a par value of $0.0001 and 10,000,000 shares of preferred stock with a par value of $0.0001.
Reverse Stock Split
—In November 2020, the board of directors approved a Reverse Stock Split ratio of
1-for-25.
 On
the effective date of November 16, 2020, the number of the Company’s issued and outstanding shares of common stock was decreased from 73.0 million shares to 2.9 million shares. The number of authorized shares and par value per common share remained unchanged. No fractional shares were issued as a result of the reverse stock split. Stockholders who would otherwise have been entitled to receive a fractional share received a cash payment in lieu thereof. The financial statements have been retrospectively adjusted to reflect the
1-for-25
reverse stock split of our common stock.
Discontinued Operations
—On August 16, 2021, the Company completed the sale of its Pharos dermatology business (the “Dermatology Business”). As a result, the Company has reported the operating results of the Dermatology Business as discontinued operations in the statements of operations for all periods presented. In addition, the related assets and liabilities associated with the Dermatology Business were reported as assets of discontinued operations and liabilities of discontinued operations in the balance sheets. Unless otherwise noted, discussion within these notes to the financial statements relates to continuing operations. See
Note 3. Discontinued Operations
for additional information.
Segment Information
After the sale of the Dermatology Business, the Company began operating its business in one segment, which includes all activities related to the research, development and manufacture of the DABRA system. The chief operating decision-maker reviews the operating results on an aggregate basis and manages the operations as a single operating segment.
COVID-19
—The global spread of the novel coronavirus
(COVID-19)
has created significant volatility, uncertainty and economic disruption. The ultimate effects of the
COVID-19
on the Company’s business, operations and financial condition are unknown at this time. In the near term, the Company expects that its revenue will continue to be adversely impacted and enrollment in its atherectomy clinical trial will continue to be delayed or slowed, as patients elect to postpone voluntary treatments and many physicians’ offices have been either closed or operating at a reduced capacity. In addition, some customers are requesting more flexible payment terms on a temporary basis. The Company’s manufacturing facility located in Carlsbad, California is currently operational. Employee travel is limited to essential travel only and many employees are working from home when feasible. The Company has experienced minor delays in receiving shipments of parts, which has not had a material impact on the timing of its key engineering efforts, nor ability to support its atherectomy indication clinical trial. However, the extent to which
COVID-19
impacts its business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of
COVID-19
and the actions to contain it or treat its impact, among others.
Going Concern
—The Company has experienced recurring net losses from operations and negative cash flows from operating activities, has a significant accumulated deficit and expects to continue to incur net losses into the foreseeable future. The Company had an accumulated deficit of $153.2 million at December 31, 2020. In 2020, the Company used $28.3 million in cash for operating activities.
As of December 31, 2020 the Company had cash and cash equivalents of $23.9 million.
Management expects operating losses and negative cash flows to continue for the foreseeable future with the Company’s reduced commercial footprint, and as the Company continues to incur costs related to its atherectomy clinical trial, engineering efforts to improve the shelf-life of its catheters and develop next generation products and legal costs associated with ongoing litigation. In September 2020, the Company paused commercial sales of DABRA catheters not being used for the atherectomy clinical trial while it conducts further studies on the stability of its shelf life. We submitted additional test data in March 2021, which will need to be cleared by the FDA prior to resuming commercial shipments of catheters. The Company also expects the
COVID-19
pandemic to have a continued negative impact on its revenue and the timing of enrollment in its atherectomy clinical trial as well as the Company’s ability to secure additional financing in a timely manner or on favorable terms, if at all.
Although the Company bolstered its liquidity resources in 2020, has an effective shelf registration statement and an “at the market” offering to allow it to raise additional capital when the opportunities permit and may receive additional funds from the exercise of its warrants depending on market conditions, management concluded that the aforementioned conditions, including the ongoing uncertainty related to the negative impacts of the
COVID-19
pandemic, continue to raise substantial doubt about the Company’s ability to continue as a going concern within 12 months from the date of issuance of the financial statements. Management’s plans to address this uncertainty include raising additional funding, if necessary, through public or private equity or debt financings. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders.
The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.